Pension and Other Employee Benefits - Additional Information (Detail) ₱ / shares in Units, shares in Millions												5 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2024 PHP (₱)	Feb. 16, 2024 USD ($)	Jan. 24, 2024 PHP (₱)	May 30, 2015 PHP (₱)	May 21, 2015 PHP (₱)	Dec. 31, 2014 PHP (₱)	Mar. 11, 2014 PHP (₱)	Feb. 19, 2014 PHP (₱)	Sep. 27, 2013	Jan. 25, 2013 PHP (₱)	May 08, 2012 PHP (₱)	Oct. 31, 2013 PHP (₱)	Aug. 31, 2013 PHP (₱)	Dec. 31, 2024 PHP (₱) ₱ / shares shares	Dec. 31, 2023 PHP (₱) ₱ / shares shares	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)	Feb. 28, 2018 PHP (₱)	Oct. 26, 2012 PHP (₱) ₱ / shares
Disclosure Of Defined Benefit Plans [Line Items]
Actual net gain (loss) on plan assets														₱ (918,000,000)	₱ (3,766,000,000)	₱ 562,000,000
Expected contribution in 2025 to the defined benefit plan														₱ 4,448,000,000
Average duration of the defined benefit obligation														12 years 8 months 4 days
VIU calculations derived from cash flow projections														The VIU calculations were derived from cash flow projections over a period of five years based on the 2024 financial budgets approved by MediaQuest’s Board of Directors and calculated terminal value
Percentage of Economic Interest				70.00%
Additional amount deposited				₱ 3,250,000,000
Additional investment					₱ 800,000,000
Settlement amount		$ 3,000,000			200,000,000
Balance investment amount					₱ 500,000,000
Carrying value of investments in associates														₱ 18,981,000,000	16,618,000,000					₱ 1,664,000,000
Direct Subscription In Shares Of Stocks														20,000,000
Unpaid Subscription in Unlisted Equity Investments														32,000,000
Cumulative Change In Fair Market Value Of Investment														₱ 603,000,000	₱ 553,000,000
Debt and fixed income securities														2.00%	16.00%
Change in fair value of plan assets														₱ 0	₱ 0
Defined Contribution Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of the defined benefit obligation														10 years
Fixed Income Securities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage														71.00%
Equity Securities 1 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage														29.00%
Smart and Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Actual net gain (loss) on plan assets														₱ 318,000,000	257,000,000	(109,000,000)
Expected contribution in 2025 to the defined benefit plan														309,000,000
Smart and Subsidiaries [Member] | PLDT Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans														₱ 38,000,000	₱ 33,000,000
Unlisted Preferred Shares [member]
Disclosure Of Defined Benefit Plans [Line Items]
Subscription price per share | ₱ / shares														₱ 10	₱ 10
Unlisted preferred shares | shares														300	300
Subscription payable														₱ 2,640,000,000	₱ 2,640,000,000
Dividend rate														13.50%	13.50%
Dividends earned														₱ 49,000,000	₱ 49,000,000	49,000,000
Corporate Bonds and Loans Receivable [Member] | TV5 Network Inc. [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Loan agreement term			10 years												10 years
Loans receivable aggregate amount			₱ 2,300,000,000												₱ 2,300,000,000
Loan settled aggregate value	₱ 2,300,000,000
Loans receivable interest rate description														The applicable interest rates for the loans shall be based on the average of the One Year PHP BVAL for the three consecutive business days immediately prior to and including the interest rate setting date plus a credit margin of 125 bps per annum.
MediaQuest PDRs [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deposits											₱ 6,000,000,000
Percentage of Economic Interest											40.00%
Deposit for future subscription																6,000,000,000
Additional investment																1,000,000,000	₱ 2,000,000,000	₱ 1,400,000,000	₱ 3,100,000,000
Carrying value of investments in associates														₱ 9,186,000,000	9,260,000,000
Satventures Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest										40.00%
Deposit for future subscription													₱ 3,600,000,000
Additional deposit for subscription										₱ 3,600,000,000
Cignal TV Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest									64.00%
Hastings Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deposit for future subscription							₱ 300,000,000					₱ 1,950,000,000
Additional amount deposited								₱ 500,000,000		₱ 1,950,000,000
Total deposit for subscription						₱ 2,250,000,000
Tahanan Mutual Building and Loan Association, Inc [member]
Disclosure Of Defined Benefit Plans [Line Items]
Carrying value of investments in associates														119,000,000
Deed of pledge														99,000,000
BTF Holdings, Inc. [Member] | Voting Preferred Stock [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Voting Preferred Stock																					₱ 150,000,000
Subscription price per share | ₱ / shares																					₱ 1
Total Subscription Price	₱ 2,480,000,000																				₱ 150,000,000
Dividend income														10,000,000	10,000,000	10,000,000
Dividends received														2,000,000	2,000,000
Parent [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Shares of stocks sold to third party														₱ 3,000,000	₱ 3,000,000	₱ 3,000,000
Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Pre-tax discount rates applied to cash flow projections														11.30%
Growth rate of cash flows beyond the projection of three years														0.00%
Percentage of contribution to plan by employer														5.00%
Debt and fixed income securities														10.00%
Bottom of range [member] | Smart and Subsidiaries [Member] | Philippine Foreign Currency Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned														2.38%
Bottom of range [member] | Smart and Subsidiaries [Member] | Debt and Fixed Income Securities [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned														2.90%
Bottom of range [member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates														4.38%
Bottom of range [member] | Debt Securities [Member] | Retail Treasury Bonds and FXTN [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates														3.90%
Top of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Pre-tax discount rates applied to cash flow projections														12.20%
Growth rate of cash flows beyond the projection of three years														4.80%
Percentage of contribution to plan by employer														10.00%
Percentage of contribution to plan by employee														10.00%
Debt and fixed income securities														50.00%
Top of range [member] | Smart and Subsidiaries [Member] | Philippine Foreign Currency Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned														10.63%
Top of range [member] | Smart and Subsidiaries [Member] | Debt and Fixed Income Securities [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned														10.13%
Top of range [member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates														6.80%
Top of range [member] | Debt Securities [Member] | Retail Treasury Bonds and FXTN [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates														4.80%